Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentrations [Line Items]
Cash deposit (in Dollars)	$ 1,257,976	$ 2,262,851
Customer Concentration Risk [Member] | One Customer [Member] | Revenue [Member]
Concentrations [Line Items]
Total revenue, percentage	100.00%	63.60%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Total revenue, percentage	61.50%	57.40%